Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 5,683,000	$ 5,166,000
Cost of revenue	4,582,000	3,535,000
Gross profit	1,101,000	1,631,000
Operating Expenses [Abstract]
Sales and marketing	5,885,000	7,286,000
Research and development	5,915,000	8,206,000
General and administrative	7,409,000	9,527,000
Total operating expenses	19,209,000	25,019,000
Loss from operations	(18,108,000)	(23,388,000)
Other income (expense):
Interest earned on marketable securities held in Trust Account	47,000	50,000
Extinguishment of senior notes	(6,864,000)	0
Change in fair value and loss on issuance of notes	(4,779,000)	0
Other expense, net	(10,000)	(57,000)
Total other (expense) Income, Net	(11,606,000)	(7,000)
Net loss before income taxes	(29,714,000)	(23,395,000)
Provision for income taxes	(20,000)	(53,000)
Net (loss) income	$ (29,734,000)	$ (23,448,000)
Basic weighted average shares outstanding	5,104,642	5,012,722
Diluted weighted average shares outstanding	5,104,642	5,012,722
Basic net (loss) income per share	$ (5.82)	$ (4.68)
Diluted net (loss) income per share	$ (5.82)	$ (4.68)
Foreign currency translation adjustment	$ (24,000)	$ (16,000)
Comprehensive loss	(29,758,000)	(23,464,000)
ANDRETTI ACQUISITION CORP. [Member]
Operating Expenses [Abstract]
Formation costs, professional fees and general and administrative costs	8,349,476	1,509,446
Loss from operations	(8,349,476)	(1,509,446)
Other income (expense):
Interest earned on marketable securities held in Trust Account	8,156,697	3,399,736
Change in fair value of Convertible Promissory Notes – Related Party	(599,222)	0
Interest expense – Convertible Promissory Notes – Related Party	(70,918)	0
Total other (expense) Income, Net	7,486,557	3,399,736
Net (loss) income	$ (862,919)	$ 1,890,290
Common Class A [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other income (expense):
Basic weighted average shares outstanding	16,337,159	21,928,767
Diluted weighted average shares outstanding	16,337,159	21,928,767
Basic net (loss) income per share	$ (0.04)	$ 0.07
Diluted net (loss) income per share	$ (0.04)	$ 0.07
Common Class B [Member] | ANDRETTI ACQUISITION CORP. [Member]
Other income (expense):
Basic weighted average shares outstanding	5,750,000	5,715,068
Diluted weighted average shares outstanding	5,750,000	5,715,068
Basic net (loss) income per share	$ (0.04)	$ 0.07
Diluted net (loss) income per share	$ (0.04)	$ 0.07